Held for Sale and Discontinued Operations - Summary of Cash Flow from Discontinued Operations (Detail) - Discontinued operations [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow (outflow) from operating activities	€ (519)	€ 4,646
Net cash inflow (outflow) from investing activities	(11)	(4)
Net cash inflow (outflow) from financing activities	(95)	(3,275)
Net cash inflow (outflow) from discontinued operations	€ (625)	€ 1,367